DERIVATIVE FINANCIAL INSTRUMENTS - Income Statement Impacts Related to Derivatives Not Designated as Hedging Instruments (Detail) - USD ($) $ in Millions	1 Months Ended	2 Months Ended	12 Months Ended
	Dec. 31, 2013	Aug. 31, 2012	Jan. 03, 2015	Dec. 28, 2013	Dec. 31, 2018	Jan. 01, 2011
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						4.25%
Amount of gain (loss) recorded in Income on derivative, year to date	$ 8.1	$ 10.5
Not Designated as Hedging Instrument | Foreign Exchange Contracts | Other, net
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Amount of gain (loss) recorded in Income on derivative, year to date			$ (75.1)	$ 39.6
Not Designated as Hedging Instrument | Forward Contracts
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Derivative, Notional Amount			1,900.0	2,200.0
Not Designated as Hedging Instrument | Currency Swap [Member]
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Derivative, Notional Amount				$ 107.7
Fair Value Hedging [Member]
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Derivative, Notional Amount			$ 950.0
Notes 5 Point 75 Percent due 2053 [Member]
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			5.75%	5.75%	4.304%
Notes 5 Point 75 Percent due 2053 [Member] | Fair Value Hedging [Member] | Interest Rate Risk [Member]
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Derivative, Notional Amount			$ 400.0